Financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Financial investments	R$ 2,367,611	R$ 2,313,008
Current financial investments	2,357,613	2,302,672
Noncurrent financial investments	9,998	10,336
Amortized cost | Time deposit investments
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Financial investments	49,630	440,616
Fair value through profit or loss | Time deposit investments
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Financial investments	0	15,764
Fair value through profit or loss | LFT's and LF's
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Financial investments	2,247,272	1,816,889
Fair value through profit or loss | Restricted funds investments
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Financial investments	9,998	12,404
Fair value through profit or loss | Other
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Financial investments	R$ 60,711	R$ 27,335